Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001861795
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Definitive Healthcare Corp.
Entity File Number	001-40815
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-3988281
Entity Address, Address Line One	492 Old Connecticut Path, Suite 401
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	508
Local Phone Number	720-4224
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	DH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false